Barclays PLC (the Parent company) - Other equity instruments (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Disclosure of transactions between related parties [line items]
Equity	£ 71,864				£ 69,260		£ 70,041		£ 66,882
Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	13,259	[1]			13,284	[1]	12,259	[1],[2]	11,172	[2]
AT1 securities issuance	3,140				3,158
Reduction of issued capital	3,170				2,126
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity	58,028				57,667		57,837		54,872
Barclays PLC | Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	13,198				£ 13,250		£ 12,241		£ 11,169
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
AT1 securities issuance	1,500		$ 1,750	$ 400
Reduction of issued capital	£ 1,250		$ 2,500

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.